Label	Element	Value
Alpha Intelligent - Large Cap Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Intelligent - Large Cap Value ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alpha Intelligent - Large Cap Value ETF (the “Fund”) seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period December 1, 2021 (commencement of operations) through October 31, 2022, the Fund’s portfolio turnover rate was 239% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	239.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded Fund (“ETF”) that invests primarily in equity securities of large-capitalization companies, with a focus on value stocks. A value stock is the stock of a company whose stock price may not reflect the company’s intrinsic value, or that is temporarily out of favor. Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in common stock of large-capitalization companies. These companies have market capitalizations in the range of companies included in the Russell 1000® Value Index (the “Index”) at the time of purchase. As of December 31, 2022, the average market capitalization of companies in the Index was $151.62 billion and the median market capitalization of companies in the Index was $11.12 billion.
In seeking to achieve the Fund’s investment objective, Princeton Fund Advisers, LLC (the “Adviser”), the Fund’s investment adviser, implements its alpha strategy to seek to identify investment opportunities in which the performance of a company’s stock will exceed that of the market over time. In selecting stocks for the Fund, the Adviser combines its investment expertise with big data analytics and powerful machine learning to seek to identify, evaluate, and create a portfolio consisting of a consensus of high conviction positions held by what the Adviser believes are top-performing, active, large-cap value fund managers and certain funds managed by those managers. These funds are screened by various objective risk and return metrics, including historical monthly and annual performance, Sharpe ratios (a measure of risk adjusted return), upside and downside capture ratios (a measure of performance against the market when it is up and down, respectively), and performance drawdown (a measure of downside volatility). “Big data analytics” is the use of advanced analytic techniques to analyze and extract information from large and complex data sets. “High conviction positions” are those positions in which the identified managers are overweight in relation to their benchmarks. The Adviser utilizes big data analytics to replicate those funds’ holdings and identify high conviction positions. From this universe, the Adviser identifies consensus agreement on high conviction stocks across the mutual funds, using analytics to evaluate frequency of appearance and magnitude of conviction. From this, the Adviser then selects stocks for the Fund, creating a portfolio consisting of those high conviction positions.
The Adviser may sell a security from the Fund’s portfolio if the security’s risk parameters outweigh its return opportunities, more attractive alternatives are identified, or specific events alter the security’s prospects. Under normal circumstances, the Fund’s portfolio will consist of approximately 50 issuers, but it may at times consist of more or less than 50 issuers, depending on the Adviser’s assessment of appropriate and attractive investment opportunities. The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Fund Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of domestic ETFs.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Large-Capitalization Risk. The Fund’s investments in large-capitalization companies may underperform other segments of the market because large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
•Management Risk. The Fund is actively managed and its ability to achieve its investment objective is dependent on the Adviser’s successful implementation of the Fund’s investment strategies.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. It is unknown how long circumstances related to the COVID-19 pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
•Models and Data Risk. The Adviser may rely on proprietary models and analysis (“Models and Data”) to make decisions about which securities to purchase or sell or the timing of such transactions. If Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used to construct the Fund are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs, performance that is lower than expected and potentially greater tax exposure.
•Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is incorrect.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpha-intelligent-strategies.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpha-intelligent-strategies.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the best performance for a quarter was 9.27% (for the quarter ended December 31, 2022) and the worst performance was -11.41% (for the quarter ended June 30, 2022).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.41%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Alpha Intelligent - Large Cap Value ETF | Russell 1000® Value Total Return Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Total Return Index(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2021
Alpha Intelligent - Large Cap Value ETF | Alpha Intelligent - Large Cap Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AILV
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2022	rr_AnnualReturn2022	(10.77%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2021
Alpha Intelligent - Large Cap Value ETF | Alpha Intelligent - Large Cap Value ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(11.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.46%)
Alpha Intelligent - Large Cap Value ETF | Alpha Intelligent - Large Cap Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.17%)
Alpha Intelligent - Large Cap Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Intelligent - Large Cap Growth ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alpha Intelligent - Large Cap Growth ETF (the “Fund”) seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period December 1, 2021 (commencement of operations) through October 31, 2022, the Fund’s portfolio turnover rate was 212% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	212.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded Fund (“ETF”) that invests primarily in equity securities of large-capitalization companies, with a focus on growth potential. A growth stock is the stock of a company that generates substantial and sustainable positive cash flow and whose revenues and earnings are expected to increase at a faster rate than the average company within the same industry. Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in common stock of large-capitalization companies. These companies have market capitalizations in the range of companies included in the Russell 1000® Growth Index (the “Index”) at the time of purchase. As of December 31, 2022, the average market capitalization of companies in the Index was $627.57 billion and the median market capitalization of companies in the Index was $14.02 billion.
In seeking to achieve the Fund’s investment objective, Princeton Fund Advisers, LLC (the “Adviser”), the Fund’s investment adviser, implements its alpha strategy to seek to identify investment opportunities in which the performance of a company’s stock will exceed that of the market over time. In selecting stocks for the Fund, the Adviser combines its investment expertise with big data analytics and powerful machine learning to seek to identify, evaluate, and create a portfolio consisting of a consensus of high conviction positions held by what the Adviser believes are top-performing, active, large-cap growth fund managers and certain funds managed by those managers. These funds are screened by various objective risk and return metrics, including historical monthly and annual performance, Sharpe ratios (a measure of risk adjusted return), upside and downside capture ratios (a measure of performance against the market when it is up and down, respectively), and performance drawdown (a measure of downside volatility). “Big data analytics” is the use of advanced analytic techniques to analyze and extract information from large and complex data sets. “High conviction positions” are those positions in which the identified managers are overweight in relation to their benchmarks. The Adviser utilizes big data analytics to replicate those funds’ holdings and identify high conviction positions. From this universe, the Adviser identifies consensus agreement on high conviction stocks across the mutual funds, using analytics to evaluate frequency of appearance and magnitude of conviction. From this, the Adviser then selects stocks for the Fund, creating a portfolio consisting of those high conviction positions.
The Adviser may sell a security from the Fund’s portfolio if the security’s risk parameters outweigh its return opportunities, more attractive alternatives are identified, or specific events alter the security’s prospects. Under normal circumstances, the Fund’s portfolio will consist of approximately 50 issuers, but it may at times consist of more or less than 50 issuers, depending on the Adviser’s assessment of appropriate and attractive investment opportunities. The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Fund Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of domestic ETFs.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
•Large-Capitalization Risk. The Fund’s investments in large-capitalization companies may underperform other segments of the market because large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
•Management Risk. The Fund is actively managed and its ability to achieve its investment objective is dependent on the Adviser’s successful implementation of the Fund’s investment strategies.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. It is unknown how long circumstances related to the COVID-19 pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
•Models and Data Risk. The Adviser may rely on proprietary models and analysis (“Models and Data”) to make decisions about which securities to purchase or sell or the timing of such transactions. If Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used to construct the Fund are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs, performance that is lower than expected and potentially greater tax exposure.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpha-intelligent-strategies.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpha-intelligent-strategies.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the best performance for a quarter was -0.93% (for the quarter ended December 31, 2022) and the worst performance was -25.49% (for the quarter ended June 30, 2022).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	(0.93%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.49%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Alpha Intelligent - Large Cap Growth ETF | Russell 1000® Growth Total Return Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Total Return Index(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(29.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	(26.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2021
Alpha Intelligent - Large Cap Growth ETF | Alpha Intelligent - Large Cap Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AILG
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2022	rr_AnnualReturn2022	(38.78%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(38.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(35.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2021
Alpha Intelligent - Large Cap Growth ETF | Alpha Intelligent - Large Cap Growth ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(38.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(35.71%)
Alpha Intelligent - Large Cap Growth ETF | Alpha Intelligent - Large Cap Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(22.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(27.09%)
Alpha Intelligent - Mid Cap Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Intelligent - Mid Cap Value ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alpha Intelligent - Mid Cap Value ETF (the “Fund”) seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations and, therefore, portfolio turnover information is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded Fund (“ETF”) that invests primarily in equity securities of mid-capitalization companies, with a focus on value stocks. A value stock is the stock of a company whose stock price may not reflect the company’s intrinsic value, or that is temporarily out of favor. Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in common stock of mid-capitalization companies. These companies have market capitalizations in the range of companies included in the Russell Midcap® Value Index (the “Index”) at the time of purchase. As of December 31, 2022, the average market capitalization of companies in the Index was $19.70 billion and the median market capitalization of companies in the Index was $8.74 billion.
In seeking to achieve the Fund’s investment objective, Princeton Fund Advisers, LLC (the “Adviser”), the Fund’s investment adviser, implements its alpha strategy to seek to identify investment opportunities in which the performance of a company’s stock will exceed that of the market over time. In selecting stocks for the Fund, the Adviser combines its investment expertise with big data analytics and powerful machine learning to seek to identify, evaluate, and create a portfolio consisting of a consensus of high conviction positions held by what the Adviser believes are top-performing, active, mid-cap value fund managers and certain funds managed by those managers. These funds are screened by various objective risk and return metrics, including historical monthly and annual performance, Sharpe ratios (a measure of risk adjusted return), upside and downside capture ratios (a measure of performance against the market when it is up and down, respectively), and performance drawdown (a measure of downside volatility). “Big data analytics” is the use of advanced analytic techniques to analyze and extract information from large and complex data sets. “High conviction positions” are those positions in which the identified managers are overweight in relation to their benchmarks. The Adviser utilizes big data analytics to replicate those funds’ holdings and identify high conviction positions. From this universe, the Adviser identifies consensus agreement on high conviction stocks across the mutual funds, using analytics to evaluate frequency of appearance and magnitude of conviction. From this, the Adviser then selects stocks for the Fund, creating a portfolio consisting of those high conviction positions.
The Adviser may sell a security from the Fund’s portfolio if the security’s risk parameters outweigh its return opportunities, more attractive alternatives are identified, or specific events alter the security’s prospects. Under normal circumstances, the Fund’s portfolio will consist of approximately 50 issuers, but it may at times consist of more or less than 50 issuers, depending on the Adviser’s assessment of appropriate and attractive investment opportunities. The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Fund Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of domestic ETFs.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Management Risk. The Fund is actively managed and its ability to achieve its investment objective is dependent on the Adviser’s successful implementation of the Fund’s investment strategies.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. It is unknown how long circumstances related to the COVID-19 pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
•Mid-Capitalization Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
•Models and Data Risk. The Adviser may rely on proprietary models and analysis (“Models and Data”) to make decisions about which securities to purchase or sell or the timing of such transactions. If Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used to construct the Fund are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
•New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs, performance that is lower than expected and potentially greater tax exposure.
•Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is incorrect.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet commenced operations, and therefore, does not have a performance history. In the future, performance information for the Fund will be presented in this section.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations, and therefore, does not have a performance history.
Alpha Intelligent - Mid Cap Value ETF | Alpha Intelligent - Mid Cap Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIMV
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 271
Alpha Intelligent - Mid Cap Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Intelligent - Mid Cap Growth ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alpha Intelligent - Mid Cap Growth ETF (the “Fund”) seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations and, therefore, portfolio turnover information is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded Fund (“ETF”) that invests primarily in equity securities of mid-capitalization companies, with a focus on growth potential. A growth stock is the stock of a company that generates substantial and sustainable positive cash flow and whose revenues and earnings are expected to increase at a faster rate than the average company within the same industry. Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in common stock of mid-capitalization companies. These companies have market capitalizations in the range of companies included in the Russell Midcap® Growth Index (the “Index”) at the time of purchase. As of December 31, 2022, the average market capitalization of companies in the Index was $23.94 billion and the median market capitalization of companies in the Index was $10.53 billion.
In seeking to achieve the Fund’s investment objective, Princeton Fund Advisers, LLC (the “Adviser”), the Fund’s investment adviser, implements its alpha strategy to seek to identify investment opportunities in which the performance of a company’s stock will exceed that of the market over time. In selecting stocks for the Fund, the Adviser combines its investment expertise with big data analytics and powerful machine learning to seek to identify, evaluate, and create a portfolio consisting of a consensus of high conviction positions held by what the Adviser believes are top-performing, active, mid-cap growth fund managers and certain funds managed by those managers. These funds are screened by various objective risk and return metrics, including historical monthly and annual performance, Sharpe ratios (a measure of risk adjusted return), upside and downside capture ratios (a measure of performance against the market when it is up and down, respectively), and performance drawdown (a measure of downside volatility). “Big data analytics” is the use of advanced analytic techniques to analyze and extract information from large and complex data sets. “High conviction positions” are those positions in which the identified managers are overweight in relation to their benchmarks. The Adviser utilizes big data analytics to replicate those funds’ holdings and identify high conviction positions. From this universe, the Adviser identifies consensus agreement on high conviction stocks across the mutual funds, using analytics to evaluate frequency of appearance and magnitude of conviction. From this, the Adviser then selects stocks for the Fund, creating a portfolio consisting of those high conviction positions.
The Adviser may sell a security from the Fund’s portfolio if the security’s risk parameters outweigh its return opportunities, more attractive alternatives are identified, or specific events alter the security’s prospects. Under normal circumstances, the Fund’s portfolio will consist of approximately 50 issuers, but it may at times consist of more or less than 50 issuers, depending on the Adviser’s assessment of appropriate and attractive investment opportunities. The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Fund Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of domestic ETFs.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
•Management Risk. The Fund is actively managed and its ability to achieve its investment objective is dependent on the Adviser’s successful implementation of the Fund’s investment strategies.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. It is unknown how long circumstances related to the COVID-19 pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
•Mid-Capitalization Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
•Models and Data Risk. The Adviser may rely on proprietary models and analysis (“Models and Data”) to make decisions about which securities to purchase or sell or the timing of such transactions. If Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used to construct the Fund are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
•New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs, performance that is lower than expected and potentially greater tax exposure.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet commenced operations, and therefore, does not have a performance history. In the future, performance information for the Fund will be presented in this section.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations, and therefore, does not have a performance history.
Alpha Intelligent - Mid Cap Growth ETF | Alpha Intelligent - Mid Cap Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIMG
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 271
Alpha Intelligent - Small Cap Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Intelligent - Small Cap Value ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alpha Intelligent - Small Cap Value ETF (the “Fund”) seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations and, therefore, portfolio turnover information is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded Fund (“ETF”) that invests primarily in equity securities of small-capitalization companies, with a focus on value stocks. A value stock is the stock of a company whose stock price may not reflect the company’s intrinsic value, or that is temporarily out of favor. Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in common stock of small-capitalization companies. These companies have market capitalizations in the range of companies included in the Russell 2000® Value Index (the “Index”) at the time of purchase. As of December 31, 2022, the average market capitalization of companies in the Index was $2.37 billion and the median market capitalization of companies in the Index was $0.81 billion.
In seeking to achieve the Fund’s investment objective, Princeton Fund Advisers, LLC (the “Adviser”), the Fund’s investment adviser, implements its alpha strategy to seek to identify investment opportunities in which the performance of a company’s stock will exceed that of the market over time. In selecting stocks for the Fund, the Adviser combines its investment expertise with big data analytics and powerful machine learning to seek to identify, evaluate, and create a portfolio consisting of a consensus of high conviction positions held by what the Adviser believes are top-performing, active, small-cap value fund managers and certain funds managed by those managers. These funds are screened by various objective risk and return metrics, including historical monthly and annual performance, Sharpe ratios (a measure of risk adjusted return), upside and downside capture ratios (a measure of performance against the market when it is up and down, respectively), and performance drawdown (a measure of downside volatility). “Big data analytics” is the use of advanced analytic techniques to analyze and extract information from large and complex data sets. “High conviction positions” are those positions in which the identified managers are overweight in relation to their benchmarks. The Adviser utilizes big data analytics to replicate those funds’ holdings and identify high conviction positions. From this universe, the Adviser identifies consensus agreement on high conviction stocks across the mutual funds, using analytics to evaluate frequency of appearance and magnitude of conviction. From this, the Adviser then selects stocks for the Fund, creating a portfolio consisting of those high conviction positions.
The Adviser may sell a security from the Fund’s portfolio if the security’s risk parameters outweigh its return opportunities, more attractive alternatives are identified, or specific events alter the security’s prospects. Under normal circumstances, the Fund’s portfolio will consist of approximately 50 issuers, but it may at times consist of more or less than 50 issuers, depending on the Adviser’s assessment of appropriate and attractive investment opportunities. The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Fund Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of domestic ETFs.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Management Risk. The Fund is actively managed and its ability to achieve its investment objective is dependent on the Adviser’s successful implementation of the Fund’s investment strategies.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. It is unknown how long circumstances related to the COVID-19 pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
•Models and Data Risk. The Adviser may rely on proprietary models and analysis (“Models and Data”) to make decisions about which securities to purchase or sell or the timing of such transactions. If Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used to construct the Fund are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
•New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs, performance that is lower than expected and potentially greater tax exposure.
•Small-Capitalization Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
•Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is incorrect.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet commenced operations, and therefore, does not have a performance history. In the future, performance information for the Fund will be presented in this section.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations, and therefore, does not have a performance history.
Alpha Intelligent - Small Cap Value ETF | Alpha Intelligent - Small Cap Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ASCV
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 271
Alpha Intelligent - Small Cap Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Intelligent - Small Cap Growth ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alpha Intelligent - Small Cap Growth ETF (the “Fund”) seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations and, therefore, portfolio turnover information is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded Fund (“ETF”) that invests primarily in equity securities of small-capitalization companies, with a focus on growth potential. A growth stock is the stock of a company that generates substantial and sustainable positive cash flow and whose revenues and earnings are expected to increase at a faster rate than the average company within the same industry. Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of small-capitalization companies. These companies have market capitalizations in the range of companies included in the Russell 2000® Growth Index (the “Index”) at the time of purchase. As of December 31, 2022, the average market capitalization of companies in the Index was $3.14 billion and the median market capitalization of companies in the Index was $1.14 billion.
In seeking to achieve the Fund’s investment objective, Princeton Fund Advisers, LLC (the “Adviser”), the Fund’s investment adviser, implements its alpha strategy to seek to identify investment opportunities in which the performance of a company’s stock will exceed that of the market over time. In selecting stocks for the Fund, the Adviser combines its investment expertise with big data analytics and powerful machine learning to seek to identify, evaluate, and create a portfolio consisting of a consensus of high conviction positions held by what the Adviser believes are top-performing, active, small-cap growth fund managers and certain funds managed by those managers. These funds are screened by various objective risk and return metrics, including historical monthly and annual performance, Sharpe ratios (a measure of risk adjusted return), upside and downside capture ratios (a measure of performance against the market when it is up and down, respectively), and performance drawdown (a measure of downside volatility). “Big data analytics” is the use of advanced analytic techniques to analyze and extract information from large and complex data sets. “High conviction positions” are those positions in which the identified managers are overweight in relation to their benchmarks. The Adviser utilizes big data analytics to replicate those funds’ holdings and identify high conviction positions. From this universe, the Adviser identifies consensus agreement on high conviction stocks across the mutual funds, using analytics to evaluate frequency of appearance and magnitude of conviction. From this, the Adviser then selects stocks for the Fund, creating a portfolio consisting of those high conviction positions.
The Adviser may sell a security from the Fund’s portfolio if the security’s risk parameters outweigh its return opportunities, more attractive alternatives are identified, or specific events alter the security’s prospects. Under normal circumstances, the Fund’s portfolio will consist of approximately 50 issuers, but it may at times consist of more or less than 50 issuers, depending on the Adviser’s assessment of appropriate and attractive investment opportunities. The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Fund Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of domestic ETFs.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
•Management Risk. The Fund is actively managed and its ability to achieve its investment objective is dependent on the Adviser’s successful implementation of the Fund’s investment strategies.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. It is unknown how long circumstances related to the COVID-19 pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
•Models and Data Risk. The Adviser may rely on proprietary models and analysis (“Models and Data”) to make decisions about which securities to purchase or sell or the timing of such transactions. If Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used to construct the Fund are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
•New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs, performance that is lower than expected and potentially greater tax exposure.
•Small-Capitalization Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet commenced operations, and therefore, does not have a performance history. In the future, performance information for the Fund will be presented in this section.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations, and therefore, does not have a performance history.
Alpha Intelligent - Small Cap Growth ETF | Alpha Intelligent - Small Cap Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ASCG
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 271

[1]	Estimated for the current fiscal year.
[2]	Estimated for the current fiscal year.
[3]	Estimated for the current fiscal year.
[4]	Estimated for the current fiscal year.